Share-Based Compensation - Summary of The Option Activities (Detail)		12 Months Ended
	Aug. 23, 2019 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, granted	2,382,344
2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, beginning balance				1,599,767	1,599,767	1,145,297	1,145,297
Number of options, granted				1,944,256	1,944,256	454,470	454,470
Number of options, forfeited				(224,348)	(224,348)
Number of options, replaced				(3,319,675)	(3,319,675)
Number of options, vested and expected to vest			0
Number of options, ending balance						1,599,767	1,599,767	1,145,297
Weighted average exercise price, beginning balance | ¥ / shares			¥ 1.47				¥ 1.50
Weighted average exercise price, granted | ¥ / shares					¥ 0.38		1.39
Weighted average exercise price, forfeited | ¥ / shares					1.50
Weighted average exercise price, replaced | ¥ / shares					0.83
Weighted average exercise price, vested and expected to vest | ¥ / shares			0
Weighted average exercise price, ending balance | ¥ / shares					1.47			¥ 1.50
Weighted average grant date fair value, beginning balance | ¥ / shares					19.52		15.07
Weighted average grant date fair value, granted | ¥ / shares					31.84		30.71
Weighted average grant date fair value, forfeited | ¥ / shares					15.07
Weighted average grant date fair value, replaced | ¥ / shares					¥ 27.03
Weighted average grant date fair value, vested and expected to vest | ¥ / shares			¥ 0
Weighted average grant date fair value, ending balance | ¥ / shares							¥ 19.52	¥ 15.07
Aggregate intrinsic value, beginning balance | ¥					¥ 49,138		¥ 17,135
Aggregate intrinsic value, vested and expected to vest | ¥			¥ 0
Aggregate intrinsic value, ending balance | ¥							¥ 49,138	¥ 17,135
Weighted average remaining contractual term						9 years 1 month 6 days	9 years 1 month 6 days	9 years 9 months 18 days
Weighted average remaining contractual term, vested and expected to vest		0 years
2017 Plan [Member] | Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, beginning balance						2,139,312	2,139,312
Number of options, granted				224,348	224,348	2,139,312	2,139,312
Number of options, replaced				(2,363,660)	(2,363,660)
Number of options, vested and expected to vest			0
Number of options, ending balance								2,139,312
Weighted average exercise price, beginning balance | ¥ / shares							¥ 1.40
Weighted average exercise price, granted | ¥ / shares					¥ 1.50		1.40
Weighted average exercise price, replaced | ¥ / shares					1.41
Weighted average exercise price, ending balance | ¥ / shares								¥ 1.40
Weighted average grant date fair value, beginning balance | ¥ / shares							31.31
Weighted average grant date fair value, granted | ¥ / shares					30.73		¥ 31.31
Weighted average grant date fair value, replaced | ¥ / shares					¥ 31.25
Weighted average grant date fair value, ending balance | ¥ / shares								¥ 31.31
Aggregate intrinsic value, beginning balance | ¥							¥ 65,963
Aggregate intrinsic value, ending balance | ¥								¥ 65,963
Weighted average remaining contractual term						9 years 11 months 19 days	9 years 11 months 19 days
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, beginning balance				5,583,659	5,583,659
Number of options, granted		349,373
Number of options, vested and expected to vest			5,933,032	5,583,659	5,583,659
Number of options, exercisable			4,204,128
Number of options, ending balance		5,933,032				5,583,659	5,583,659
Weighted average exercise price, beginning balance | $ / shares		$ 0.07		$ 0.07
Weighted average exercise price, granted | $ / shares		0.21
Weighted average exercise price, ending balance | $ / shares		0.21		0.07		$ 0.07
Weighted average grant date fair value, beginning balance | $ / shares		5.18		5.18
Weighted average grant date fair value, granted | $ / shares		6.98
Weighted average grant date fair value, ending balance | $ / shares		$ 6.98		$ 5.18		$ 5.18
Aggregate intrinsic value, beginning balance | $		$ 28,302
Aggregate intrinsic value, ending balance | $		$ 41,992		$ 28,302
Weighted average remaining contractual term		8 years 1 month 6 days		9 years	9 years
2019 Plan [Member] | Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, beginning balance				0	0
Number of options, granted	36,539	36,539		2,382,344	2,382,344
Number of options, vested and expected to vest			2,418,883	2,382,344	2,382,344
Number of options, exercisable			2,418,883
Number of options, ending balance		2,418,883				0	0
Weighted average exercise price, beginning balance | $ / shares		$ 0.20		$ 0
Weighted average exercise price, granted | $ / shares				0.20
Weighted average exercise price, ending balance | $ / shares		0.21		0.20		$ 0
Weighted average grant date fair value, beginning balance | $ / shares		5.19		0
Weighted average grant date fair value, granted | $ / shares				5.19
Weighted average grant date fair value, ending balance | $ / shares		$ 8.53		$ 5.19		$ 0
Aggregate intrinsic value, beginning balance | $		$ 11,762		$ 0
Aggregate intrinsic value, ending balance | $		$ 17,748		$ 11,762		$ 0
Weighted average remaining contractual term		8 years		9 years	9 years	0 years	0 years